Cash and Cash Equivalents - Additional Information (Details)	Dec. 06, 2024 ARS ($)	Dec. 31, 2024 ARS ($)	Dec. 06, 2024 USD ($)	Dec. 31, 2023 ARS ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Debt Securities		$ 1,009,506,228,000		$ 201,900,664,000
GGAL Holdings S.A.
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash transferred	$ 364,027,564,000
Other tangible or intangible assets transferred	799,222,851,000
Share issue related cost	681,199,458,000
Inflation Effect	21,042,799,000
GGAL Holdings S.A. | HSBC Latin America B.V.
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Non-current liabilities	14,544,551,000		$ 14,319,030.00
GGAL Holdings S.A. | Negotiable Obligation | HSBC Latin America B.V.
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Debt Securities	$ 82,436,043,000		$ 81,158,000
HSBC Bank Argentina S.A.
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Percentage of equity investments	99.99383%		99.99383%
Total consideration	$ 1,163,250,415,000
HSBC Argentina Holdings S.A., HSBC Participaciones (Argentina) S.A., HSBC Global Asset Management S.A., HSBC Seguros de Vida (Argentina) S.A., and HSBC Seguros de Retiro (Argentina) S.A.
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Percentage of equity investments	100.00%		100.00%